INCOME TAXES	12 Months Ended
Aug. 31, 2025
Disclosure of income tax [Abstract]
INCOME TAXES [Text Block]

18. INCOME TAXES

The income taxes shown in the consolidated earnings differ from the amounts obtained by applying statutory rates to the earnings before provision for income taxes due to the following:

	2025	2024

Loss before income taxes	$4,519	$4,576

Income tax recovery at statutory rates	(1,220)	(1,235)
Difference of foreign tax rates	-	(3)
Non-deductible expenses and non-taxable portion of capital gains	746	733
Changes in unrecognized deferred tax assets and other	492	536
Income tax expense	$18	$31

Income tax expense consists of:
Current income taxes	$-	$-
Deferred income taxes	18	31
	$18	$31

The gross movement on the net deferred income tax account is as follows:

	2025	2024
Deferred tax liability at the beginning of the year	$-	$-
Tax expense relating to the loss from continuing operations	(18)	(31)
Tax recovery relating to components of other comprehensive loss	18	31
Deferred tax liability at the end of the year	$-	$-

The significant components of the Company's net deferred income tax liabilities are as follows:

	2025	2024
Mineral properties	$(2,169)	$(2,221)
Loss carry-forwards	2,169	2,221
	$-	$-

Unrecognized deductible temporary differences, unused tax losses and unused tax credits are attributed to the following:

	2025	2024
Tax Losses:
Operating loss carry-forwards - Canada	$163,451	$162,555
Operating loss carry-forwards - South Africa	101,638	112,981
	$265,089	$275,536
Temporary Differences:
Mineral properties	$7,281	$7,416
Financing Costs	1,641	1,272
Property, plant and equipment	688	692
Foreign Exchange	38,833	27,807
Other	927	1,244
	$49,370	$38,431

The aggregate amount of taxable temporary differences associated with investments in subsidiaries for which deferred taxes have not been recognized as at August 31, 2025 was $7.7 million (2024 - $17.9 million).

The Company's Canadian operating loss carry-forwards expire between 2026 and 2040.  The Company's South African operating loss carry-forwards do not expire.  The Company's Canadian unused investment tax credit carry-forwards expire between 2029 and 2035. The Company's Canadian net capital loss carry-forwards do not expire.